LEASES	6 Months Ended
Jun. 30, 2024
LEASES
LEASES

NOTE 15. LEASES

The Company has operating lease obligations for office space at its headquarters location and two branch offices.

The various leases have the following characteristics:

The Company renewed a three-year operating lease for office space in February 2024, which will expire January 31, 2027. The terms of the agreement call for an annual 3% escalation in rents and one three-year renewal option at market rates.

In December 2023, the Company renewed a 12-month operating lease for office space. The lease commenced January 1, 2024. The terms of the agreement call for a fixed rent payment of $1,100 per month.

The Company entered into a 63-month operating lease for office space in April 2020, which will expire May 31, 2025. The terms of the agreement call for specific annual escalation in rents and two five-year renewal options at market rates. Rent expense under the three operating agreements totaling $203,227 was charged to operations during the fiscal year ended June 30, 2024. The future minimum payments required by the office lease agreements in effect at June 30, 2024:

2025	$164,271
2026	118,597
2027	70,377
Total minimum lease payments	353,245
Less interest factor	(21,017)
Total operating lease liability	332,228
Less operating lease liability - current portion	(149,499)
Operating lease liability - long term portion	$182,729

As disclosed in Note 1, the Company adopted ASU No. 2016-02, Leases (Topic 842), which requires leases with durations greater than 12 months to be recognized on the statement of financial condition. The Company uses its estimated cost-of-capital at lease commencement as its interest rate, as the operating leases do not provide readily determinable implicit interest rates.

The following table presents the Company’s lease-related assets and liabilities as of June 30, 2024:

June 30,
2024

Operating lease ROU Asset - February 9, 2024	$395,063
Increase	—
Decrease	(68,727)
Operating lease ROU Asset - Ending Balance	$326,336

Operating lease liability - Short Term	$149,499
Operating lease liability - Long Term	182,729
Operating lease liability - Total	$332,228

The following table presents the weighted-average remaining lease term and weighted-average discount rates related to the Company’s operating leases as of June 30, 2024:

	June 30,
	2024
Weighted average remaining lease term	2.35	years
Weighted average discount rate	4.97%

The future minimum payments required by the lease agreements in effect at June 30, 2024 are as follows: